UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2005

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.

                         THE ADVISORS' INNER CIRCLE FUND






                                       LSV
                                VALUE EQUITY FUND



                          ANNUAL REPORT TO SHAREHOLDERS
                                OCTOBER 31, 2005






                      THIS INFORMATION MUST BE PRECEDED OR
                      ACCOMPANIED BY A CURRENT PROSPECTUS.
                 INVESTORS SHOULD READ THE PROSPECTUS CAREFULLY
                                BEFORE INVESTING.

                                      LSV
              MANAGER'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE


The total return of the Fund, the benchmark Russell 1000 Value Index and S&P 500 Index for the fiscal year, trailing three-years, five-years, and since inception (March 31, 1999) as of October 31, 2005 (* denotes annualized periods):


                                12 Months           3 Years             5 Years            Since
Fund                         Ended 10/31/05     Ended 10/31/05*     Ended 10/31/05*     Inception*
----                         --------------     ---------------     ---------------     ----------
LSV VALUE EQUITY FUND            15.07%             20.32%              10.55%             9.39%

BENCHMARK:
RUSSELL 1000 VALUE INDEX         11.86%             16.64%               4.70%             5.35%

BROAD MARKET:
S&P 500 Index                     8.70%             12.83%              -1.74%             0.55%

The stock market rose during the fiscal year and value stocks continued to outpace the market's overall results. The S&P 500 rose nearly 9% while the Fund's benchmark (Russell 1000 Value) rose nearly 12%. The value style of investing was in favor during the year, which benefited the Fund and the investment style of LSV Asset Management. Smaller stocks also significantly outperformed larger stocks during the year as the Russell Mid Cap Value Index rose 19.5%, a 760 basis point advantage over the larger cap Russell 1000 Value Index. The Fund has an overweight in mid sized stocks relative to the benchmark, which helped results as did stock selection, which was positive as well. These same themes (value style and mid cap stock outperformance) have persisted for the past several years and the Fund has performed well relative to the benchmark and broad market in this environment.



THE PERFORMANCE OF THE FUND OVER THE PAST FIVE CALENDAR YEARS IS SHOWN BELOW:

                              2000           2001            2002           2003           2004          2005
                           Twelve Mos.    Twelve Mos.     Twelve Mos.    Twelve Mos.    Twelve Mos.    Ten Mos.
                              Ended          Ended           Ended          Ended          Ended         Ended
                            12/31/00       12/31/01        12/31/02       12/31/03       10/31/04      10/31/05
                           -----------    -----------     -----------    ----------     -----------    --------
LSV VALUE EQUITY FUND        11.14%           5.23%        -11.15%          34.68%        18.67%         5.71%
Russell 1000 Value            7.02%          -5.59%        -15.52%          30.03%        16.49%         3.02%
S&P 500 Index                -9.10%         -11.88%        -22.11%          28.68%        10.86%         1.04%

LSV's disciplined value investment strategy continues to focus on stock selection while maintaining strict risk controls to limit portfolio volatility. The resulting portfolio is diversified across industries and economic sectors making stock selection a major contributor to excess returns. The portfolio characteristics shown below demonstrate the valuation discount of the Fund's portfolio relative to the indices:
                                                  Russell 1000         S&P 500
      Characteristic                 Fund          Value Index          Index
      --------------                 ----         ------------         --------
      Price-to-Earnings Ratio        12.0x            13.8x             16.1x
      Price-to-Cash Flow Ratio        6.5x             7.8x             10.6x
      Wtd. Avg. Market Cap:         $56.2 Bil        $81.0 Bil         $86.9 Bil

We plan to continue with the same investment approach and are confident our disciplined cash flow and earnings-based model will continue to select stocks that are poised to outperform the benchmark over the next three to five years.

THE INFORMATION PROVIDED HEREIN REPRESENTS THE OPINION OF THE MANAGER AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS NOR INVESTMENT ADVICE. THE RUSSELL 1000 VALUE INDEX IS A WIDELY-RECOGNIZED, CAPITALIZATION-WEIGHTED (COMPANIES WITH LARGER MARKET CAPITALIZATIONS HAVE MORE INFLUENCE THAN THOSE WITH SMALLER MARKET CAPITALIZATION) INDEX OF U.S. COMPANIES WITH LOWER FORECASTED GROWTH RATES AND PRICE-TO-BOOK RATIOS. THE S&P 500 INDEX CONSISTS OF 500 STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION. IT IS A MARKET-VALUE WEIGHTED INDEX (STOCK PRICE TIMES NUMBER OF SHARES OUTSTANDING), WITH EACH STOCK'S WEIGHT IN THE INDEX PROPORTIONATE TO ITS MARKET VALUE. THE S&P 500 INDEX IS ONE OF THE MOST WIDELY USED BENCHMARKS OF U.S. EQUITY PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

      COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE LSV
              VALUE EQUITY FUND VERSUS THE RUSSELL 1000 VALUE INDEX

--------------------------------------------------------------------------------
                              Total Return (1)
--------------------------------------------------------------------------------
                        Annualized     Annualized
        One Year        Three Year      Five Year         Annualized
         Return           Return         Return      Inception to Date(2)
--------------------------------------------------------------------------------
         15.07%           20.32%         10.55%              9.39%
--------------------------------------------------------------------------------

[LINE CHART OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

               LSV Value Equity Fund           Russell 1000 Value Index(3)
3/31/99        $10,000                         $10,000
10/31/99        10,329                          10,615
10/31/00        10,934                          11,201
10/31/01        10,952                           9,872
10/31/02        10,364                           8,883
10/31/03        13,403                          10,915
10/31/04        15,690                          12,602
10/31/05        18,054                          14,096

          (1) The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. The Fund's performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Fee waivers were in effect previously, if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

          (2)  The LSV Value Equity Fund commenced operations on March 31, 1999.

          (3) The Russell 1000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalization) index of U.S. companies with lower forecasted growth rates and price-to-book ratios.

STATEMENT OF NET ASSETS
October 31, 2005

SECTOR WEIGHTINGS (UNAUDITED)+

[BAR CHART OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:
35.2% Financials
15.1% Energy
9.6%  Consumer Discretionary
8.2%  Industrials
7.2%  Information Technology
5.9%  Health Care
5.1%  Utilities
4.3%  Consumer Staples
4.3%  Materials
4.1%  Telecommunications
1.0%  Repurchase Agreement
+ Percentages are based on total investments.




                                                  Value
LSV VALUE EQUITY FUND                Shares       (000)
-------------------------------------------------------
COMMON STOCK (98.5%)
AEROSPACE & DEFENSE (2.2%)
   Goodrich                          85,900  $    3,099
   Northrop Grumman                 236,400      12,683
   Textron                           92,800       6,685
                                             ----------
                                                 22,467
                                             ----------
AGRICULTURAL OPERATIONS (0.8%)
   Archer-Daniels-Midland           318,000       7,750
                                             ----------
AIRCRAFT (0.5%)
   Alaska Air Group*                101,500       3,200
   ExpressJet Holdings*             191,600       1,723
                                             ----------
                                                  4,923
                                             ----------
APPAREL/TEXTILES (0.4%)
   VF                                67,100       3,506
                                             ----------
AUTOMOTIVE (2.3%)
   Autoliv                          116,800       5,018
   Ford Motor                       462,300       3,846
   Goodyear Tire & Rubber*          539,500       8,438
   Navistar International*          217,900       5,996
                                             ----------
                                                 23,298
                                             ----------
AUTO PARTS (0.4%)
   ArvinMeritor                     258,800       4,149
                                             ----------
BANKS (14.4%)
   AmSouth Bancorp                  152,400       3,845
   Astoria Financial                 95,850       2,679
   Bank of America                  442,400      19,351
   Comerica                         228,200      13,185
   Huntington Bancshares            197,500       4,594
   JPMorgan Chase                   876,000      32,079



                                                  Value
                                     Shares       (000)
-------------------------------------------------------
   Keycorp                          254,100  $    8,192
   National City                    234,400       7,555
   North Fork Bancorporation         58,200       1,475
   Popular                          202,900       4,111
   Regions Financial                134,300       4,372
   UnionBanCal                       70,300       4,814
   US Bancorp                       610,900      18,070
   Wachovia                         239,300      12,089
   Washington Mutual                225,300       8,922
                                             ----------
                                                145,333
                                             ----------
BUILDING & CONSTRUCTION (1.9%)
   KB Home                           89,300       5,836
   Lafarge North America             49,400       2,989
   Masco                            149,200       4,252
   NVR*                               4,400       3,016
   Walter Industries                 66,000       3,015
                                             ----------
                                                 19,108
                                             ----------
CHEMICALS (2.1%)
   Eastman Chemical                 154,800       8,167
   FMC*                              49,700       2,706
   Lubrizol                          94,500       3,930
   OM Group*                         87,900       1,405
   PPG Industries                    84,500       5,067
                                             ----------
                                                 21,275
                                             ----------
COMMERCIAL SERVICES (1.1%)
   Convergys*                       263,200       4,277
   Sabre Holdings, Cl A             328,600       6,417
                                             ----------
                                                 10,694
                                             ----------
COMPUTERS & SERVICES (5.2%)
   Computer Sciences*               116,700       5,981
   Hewlett-Packard                  924,900      25,934
   Reynolds & Reynolds, Cl A        147,400       3,912
   Sybase*                          285,500       6,352
   United Online*                   344,600       4,621
   Western Digital*                 455,900       5,517
                                             ----------
                                                 52,317
                                             ----------
CONSUMER DISCRETIONARY (0.2%)
   Energizer Holdings*               36,000       1,818
                                             ----------
DIVERSIFIED MANUFACTURING (1.0%)
   Teleflex                         127,000       8,406
   Tredegar                         149,400       1,881
                                             ----------
                                                 10,287
                                             ----------
ELECTRICAL SERVICES (4.8%)
   American Electric Power          404,600      15,359
   FirstEnergy                       98,600       4,683
   OGE Energy                        92,800       2,390
   Sempra Energy                     66,500       2,946
   TXU                              115,600      11,647
   Xcel Energy                      602,500      11,044
                                             ----------
                                                 48,069
                                             ----------


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS
October 31, 2005


                                                  Value
LSV VALUE EQUITY FUND                Shares       (000)
-------------------------------------------------------
FINANCIAL SERVICES (7.5%)
   AG Edwards                       128,500  $    5,438
   Bear Stearns                      42,300       4,475
   CIT Group                        246,000      11,250
   Citigroup                        546,800      25,032
   Countrywide Credit Industry      103,400       3,285
   Freddie Mac                       64,100       3,933
   Lehman Brothers Holdings         111,000      13,283
   Morgan Stanley                   158,500       8,624
                                             ----------
                                                 75,320
                                             ----------
FOOD, BEVERAGE & TOBACCO (2.1%)
   Altria Group                     116,400       8,736
   Molson Coors Brewing, Cl B        16,300       1,006
   PepsiAmericas                    171,300       3,995
   Supervalu                        127,700       4,013
   Tyson Foods, Cl A                213,200       3,795
                                             ----------
                                                 21,545
                                             ----------
GAS/NATURAL GAS (0.3%)
   Nicor                             74,800       2,932
                                             ----------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES (1.1%)
   Maytag                           100,700       1,734
   Whirlpool                        122,900       9,648
                                             ----------
                                                 11,382
                                             ----------
INSURANCE (13.6%)
   Allstate                         262,100      13,836
   American Financial Group          87,400       2,987
   AmerUs Group                      64,700       3,825
   AON                              198,500       6,719
   Cigna                             42,700       4,948
   Cincinnati Financial             129,700       5,519
   Hartford Financial Services
     Group                          135,000      10,766
   Jefferson-Pilot                   86,100       4,725
   Lincoln National                 117,700       5,957
   Loews                             63,800       5,932
   MBIA                             105,700       6,156
   Metlife                          101,500       5,015
   MGIC Investment                  153,200       9,076
   Old Republic International       211,300       5,475
   Principal Financial Group        301,900      14,983
   Prudential Financial             157,200      11,443
   Safeco                            92,200       5,135
   St. Paul Travelers               123,800       5,575
   Stancorp Financial Group          56,000       5,158
   Torchmark                         76,300       4,031
                                             ----------
                                                137,261
                                             ----------
LEASING & RENTING (0.5%)
   Ryder System                      43,200       1,713
   United Rentals*                  161,000       3,151
                                             ----------
                                                  4,864
                                             ----------
LUMBER & WOOD PRODUCTS (0.4%)
   Georgia-Pacific                  120,100       3,907
                                             ----------



                                                  Value
                                     Shares       (000)
-------------------------------------------------------
MACHINERY (1.6%)
   Albany International, Cl A       119,800  $    4,628
   Cummins                           44,800       3,824
   Johnson Controls                  53,400       3,634
   Stanley Works                     79,800       3,825
   Tecumseh Products, Cl A           32,900         662
                                             ----------
                                                 16,573
                                             ----------
PAPER & PAPER PRODUCTS (0.5%)
   MeadWestvaco                     202,100       5,299
                                             ----------
PETROLEUM & FUEL PRODUCTS (14.5%)
   Amerada Hess                      81,000      10,133
   Anadarko Petroleum               160,400      14,550
   Chevron Texaco                   482,700      27,548
   ConocoPhillips                   278,300      18,195
   Exxon Mobil                      767,400      43,082
   Marathon Oil                     140,300       8,440
   Occidental Petroleum              88,100       6,949
   Sunoco                           165,800      12,352
   Tesoro Petroleum                  86,500       5,290
                                             ----------
                                                146,539
                                             ----------
PETROLEUM REFINING (0.5%)
   Devon Energy                      89,300       5,392
                                             ----------
PHARMACEUTICALS (5.4%)
   Alpharma, Cl A                    94,300       2,347
   King Pharmaceuticals*            217,400       3,355
   Merck                            585,400      16,520
   Pfizer                         1,475,900      32,086
                                             ----------
                                                 54,308
                                             ----------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES (0.5%)
   Eastman Kodak                    235,000       5,146
                                             ----------
PRINTING & PUBLISHING (0.8%)
   American Greetings, Cl A         151,000       3,813
   Knight Ridder                     71,400       3,811
                                             ----------
                                                  7,624
                                             ----------
RAILROADS (1.0%)
   Burlington Northern Santa Fe     158,700       9,849
                                             ----------
RETAIL (4.0%)
   Albertson's                      137,800       3,460
   Barnes & Noble*                   69,000       2,495
   BJ's Wholesale Club*             149,100       4,246
   Darden Restaurants               169,000       5,479
   Federated Department Stores      127,400       7,819
   Jack in the Box*                  50,800       1,509
   Ltd Brands                       316,800       6,339
   Safeway                          186,800       4,345
   Talbots                          188,700       4,923
                                             ----------
                                                 40,615
                                             ----------
SEMI-CONDUCTORS/INSTRUMENTS (0.0%)
   Freescale Semiconductor, Cl B*    18,417         440
                                             ----------


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS
October 31, 2005

                                     Shares/
                                   Face Amount    Value
LSV VALUE EQUITY FUND                 (000)       (000)
-------------------------------------------------------
SPECIALTY CHEMICALS (0.2%)
   Sherwin-Williams                  50,500  $    2,149
                                             ----------
STEEL & STEEL WORKS (1.0%)
   Steel Dynamics                   171,200       5,302
   United States Steel              120,100       4,387
                                             ----------
                                                  9,689
                                             ----------
TELEPHONES & TELECOMMUNICATIONS (4.9%)
   AT&T                             260,800       5,158
   BellSouth                        242,800       6,318
   CenturyTel                       274,400       8,981
   Motorola                         402,700       8,924
   Verizon Communications           650,100      20,485
                                             ----------
                                                 49,866
                                             ----------
TRUCKING (0.8%)
   Arkansas Best                    123,700       4,794
   Swift Transportation*            166,400       3,037
                                             ----------
                                                  7,831
                                             ----------
TOTAL COMMON STOCK
   (Cost $896,446)                              993,525
                                             ----------

WARRANTS (0.0%)
   Washington Mutual(A)*             25,900           4
                                             ----------
TOTAL WARRANTS
   (Cost $0)                                          4
                                             ----------

REPURCHASE AGREEMENT (1.0%)
   Morgan Stanley
     3.500%, dated 10/31/05,
     to be repurchased on
     11/01/05, repurchase price
     $10,471,114 (collateralized
     by U.S. Treasury Note,
     par value $10,509,243,
     5.625%, 02/15/06; with
     total market value
     $10,679,700)                   $10,470      10,470
                                             ----------
TOTAL REPURCHASE AGREEMENT
   (Cost $10,470)                                10,470
                                             ----------
TOTAL INVESTMENTS (99.5%)
   (Cost $906,916)                            1,003,999
                                             ----------

                                                  Value
                                                  (000)
-------------------------------------------------------
OTHER ASSETS & LIABILITIES (0.5%)
Payable for Fund Shares Purchased            $   (4,038)
Investment Advisory Fees Payable                   (439)
Administration Fees Payable                         (59)
Trustees Fees Payable                                (2)
Receivable for Securities Sold                    8,881
Other Assets and Liabilities, Net                   956
                                             ----------
TOTAL OTHER ASSETS & LIABILITIES                  5,299
                                             ----------
NET ASSETS (100.0%)                          $1,009,298
                                             ==========

NET ASSETS:
Portfolio shares (unlimited
   authorization -- no par value)
   based on 63,408,670 outstanding
   shares of beneficial interest                882,894
Undistributed net investment income               8,169
Accumulated net realized gain
   on investments                                21,152
Net unrealized appreciation
   on investments                                97,083
                                             ----------
NET ASSETS                                   $1,009,298
                                             ==========
Net Asset Value, Offering and
   Redemption Price Per Share                    $15.92
                                             ==========

*   NON-INCOME PRODUCING SECURITY.
(A) THIS WARRANT REPRESENTS A POTENTIAL DISTRIBUTION SETTLEMENT IN A LEGAL CLAIM AND DOES NOT HAVE A STRIKE PRICE OR EXPIRATION DATE.
CL  -- CLASS

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)
For the year ended October 31, 2005

                                                                                 LSV VALUE
                                                                                EQUITY FUND
---------------------------------------------------------------------------------------------
Investment Income:
   Dividend Income (less foreign withholding taxes of $6)...............          $13,531
   Interest.............................................................              313
---------------------------------------------------------------------------------------------
     Total Investment Income............................................           13,844
---------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees.............................................            3,562
   Administration Fees..................................................              493
   Trustees' Fees.......................................................                9
   Transfer Agent Fees..................................................               75
   Registration and Filing Fees.........................................               55
   Professional Fees....................................................               51
   Custodian Fees.......................................................               31
   Printing Fees........................................................               27
   Insurance and Other Fees.............................................               21
---------------------------------------------------------------------------------------------
   Total Expenses.......................................................            4,324
Less: Fees Paid Indirectly-- (See Note 4)...............................               (1)
---------------------------------------------------------------------------------------------
Net Expenses............................................................            4,323
---------------------------------------------------------------------------------------------
       Net Investment Income............................................            9,521
---------------------------------------------------------------------------------------------
Net Realized Gain on Investments........................................           21,155
Net Change in Unrealized Appreciation on Investments....................           42,569
---------------------------------------------------------------------------------------------
     Net Realized and Unrealized Gain on Investments....................           63,724
---------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations....................          $73,245
=============================================================================================



    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)
For the years ended October 31,

                                                                                       LSV VALUE EQUITY FUND
                                                                                    ----------------------------
                                                                                       2005             2004
----------------------------------------------------------------------------------------------------------------
Operations:
   Net Investment Income........................................................   $    9,521        $  4,970
   Net Realized Gain on Investments.............................................       21,155          10,194
   Net Change in Unrealized Appreciation on Investments.........................       42,569          25,478
----------------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets Resulting From Operations.......................       73,245          40,642
----------------------------------------------------------------------------------------------------------------
Dividends and Distributions:
   Net Investment Income........................................................       (5,626)         (2,754)
   Net Realized Gain............................................................      (10,194)         (2,242)
----------------------------------------------------------------------------------------------------------------
     Total Dividends and Distributions..........................................      (15,820)         (4,996)
----------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Issued.......................................................................      686,465         110,130
   In Lieu of Dividends and Distributions.......................................       15,342           4,899
   Redeemed.....................................................................      (88,119)        (27,056)
----------------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets Derived From Capital Share Transactions.........      613,688          87,973
----------------------------------------------------------------------------------------------------------------
       Total Increase in Net Assets.............................................      671,113         123,619
----------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Year............................................................      338,185         214,566
----------------------------------------------------------------------------------------------------------------
   End of Year (including undistributed net investment income
     of $8,169 and $4,274, respectively)........................................   $1,009,298        $338,185
================================================================================================================
Shares Transactions:
   Issued.......................................................................       44,511           7,972
   In Lieu of Dividends and Distributions.......................................        1,015             389
   Redeemed.....................................................................       (5,605)         (1,931)
----------------------------------------------------------------------------------------------------------------
   Net Increase in Shares Outstanding from Share Transactions...................       39,921           6,430
================================================================================================================


    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout Each Year
For the Years Ended October 31,


          Net                Realized and              Dividends                               Net              Net
         Asset                Unrealized                 from    Distributions     Total      Asset           Assets     Ratio
         Value       Net    Gains (Losses)    Total       Net        from        Dividends    Value             End    of Expenses
       Beginning Investment      on           from    Investment   Realized         and        End   Total    of Year  to Average
        of Year    Income    Investments   Operations   Income      Gains      Distributions of Year Return+   (000)   Net Assets
       --------- ---------- -------------  ---------- ---------- ------------  ------------- ------- -------  -------  ----------
---------------------
LSV VALUE EQUITY FUND
---------------------
2005     $14.40    $0.23(1)   $ 1.90(1)      $ 2.13      $(0.21)    $(0.40)       $(0.61)     $15.92  15.07% $1,009,298    0.67%
2004      12.58     0.22        1.89           2.11       (0.16)     (0.13)        (0.29)      14.40  17.06     338,185    0.69
2003       9.85     0.13        2.73           2.86       (0.12)     (0.01)        (0.13)      12.58  29.33     214,566    0.72
2002      10.82     0.15       (0.68)         (0.53)      (0.14)     (0.30)        (0.44)       9.85  (5.37)     65,815    0.81
2001      10.87     0.07       (0.05)          0.02       (0.06)     (0.01)        (0.07)      10.82   0.16      47,944    0.90


         Ratio      Ratio
          of Net   of Expenses
        Investment to Average
          Income   Net Assets  Portfolio
        to Average (Excluding   Turnover
        Net Assets   Waivers)     Rate
        ---------- ----------- ---------
---------------------
LSV VALUE EQUITY FUND
---------------------

2005        1.47%      0.67%(2)  12.19%
2004        1.86       0.69      19.80
2003        1.84       0.73       9.52
2002        1.52       0.87      36.64
2001        1.06       0.94      37.40

+   Total return is for the period indicated and has not been annualized. Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1) Per share calculations were performed using average shares for the period.
(2) The ratio of expenses to average net assets excludes the effects of fees paid indirectly. If these expense offsets were included, the ratio would not significantly differ.







    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
October 31, 2005


1. ORGANIZATION:
THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 38 funds. The financial statements herein are those of the LSV Value Equity Fund (the "Fund"). The financial statements of the remaining funds are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of the significant accounting policies followed by the Fund.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts or premiums during the respective holding period which is calculated using the scientific interest method, which approximates the effective interest method. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-date.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

NOTES TO FINANCIAL STATEMENTS
October 31, 2005


3. TRANSACTIONS WITH AFFILIATES:
Certain officers of the Trust are also officers of SEI Investments Global Funds Services ( the "Administrator"), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATION, DISTRIBUTION AND SHAREHOLDER SERVICING AGREEMENTS:
The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services at an annual rate of 0.10% of the Fund's first $100 million of average daily net assets; 0.08% of the Fund's next $100 million of average daily net assets; and 0.07% of the Fund's average daily net assets over $200 million. there is a minimum annual fee of $75,000 for the Fund and $15,000 for each additional class.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor continues to receive no fees for its distribution services under this agreement.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

During the year ended October 31, 2005, the Fund earned cash management credits of $1,101 which were used to offset transfer agent expenses. The effect of these credits on the Fund's expense ratio as a percentage of average net assets for the year ended October 31, 2005 was 0.00%.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:
The Trust and LSV Asset Management (the "Adviser") are parties to an Investment Advisory Agreement dated March 15, 1999, under which the Adviser receives an annual fee equal to 0.55% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive its fee in order to limit the Fund's total operating expenses to a maximum of 0.75% of the Fund's average daily net assets.

Wachovia Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

6. INVESTMENT TRANSACTIONS:
The cost of security purchases and the proceeds from security sales, other than short-term investments, for the year ended October 31, 2005, were as follows
(000):

PURCHASES
   U.S. Government.....................   $     --
   Other...............................    671,402

SALES
   U.S. Government.....................   $     --
   Other...............................     78,355

7. FEDERAL TAX INFORMATION:
It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments. Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in-capital. Permanent book and tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights. During the fiscal year ended October 31, 2005, there were no permanent book and tax differences.

The tax character of dividends and distributions paid during the last two fiscal years were as follows (000):

                         ORDINARY   LONG-TERM
                          INCOME  CAPITAL GAIN   TOTAL
                         -------- ------------ --------
      2005                 $5,987    $9,833    $15,820
      2004                  3,860     1,136      4,996

As of October 31, 2005, the components of Distributable Earnings were as follows
(000):

Undistributed Ordinary Income          $ 10,002
Undistributed Long-Term Capital Gain     19,319
Unrealized Appreciation                  97,083
                                       --------
Total Distributable Earnings           $126,404
                                       ========

NOTES TO FINANCIAL STATEMENTS
October 31, 2005

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolio that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2005, there were no capital loss carryforwards.

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at October 31, 2005, were as follows (000):

                                              NET
     FEDERAL    APPRECIATED  DEPRECIATED  UNREALIZED
    TAX COST    SECURITIES   SECURITIES  APPRECIATION
    --------    -----------  ----------- ------------
    $906,916     $136,515     $(39,432)     $97,083

8. OTHER:
In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.


9. SUBSEQUENT EVENT (UNAUDITED):

The Board has selected Ernst & Young LLP (E&Y) to serve as the Fund's independent registered public accounting firm for the Fund's fiscal year ended October 31, 2006. The decision to select E&Y was recommended by the Audit Committee and was approved by the Board on November 14, 2005. During the Fund's fiscal years ended October 31, 2005 and October 31, 2004, neither the Trust, its portfolios, nor anyone on their behalf consulted with E&Y on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304).

The selection of E&Y does not reflect any disagreements with or dissatisfaction by the Trust or the Board with the performance of the Fund's current auditor, KPMG LLP. The dismissal of KPMG LLP, the Fund's current independent registered public accounting firm, effective upon its completion of its audits for the fiscal year ended October 31, 2005 and to select E&Y was recommended by the Trust's Audit Committee and approved by the Trust's Board of Trustees. KPMG LLP's report on the Fund's financial statements for the fiscal years ended October 31, 2005 and October 31, 2004 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the Fund's fiscal years ended October 31, 2005 and October 31, 2004, (i) there were no disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG LLP, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund's financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The Shareholders and Board of Trustees of
LSV Value Equity Fund of
The Advisors' Inner Circle Fund:

We have audited the accompanying statement of net assets of the LSV Value Equity Fund (the "Fund"), one of the funds constituting The Advisors' Inner Circle Fund, as of October 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended October 31, 2001, were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial statements in their report dated December 14, 2001.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with the custodian and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the LSV Value Equity Fund of The Advisors' Inner Circle Fund as of October 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.



                                    KPMG LLP

Philadelphia, Pennsylvania
December 22, 2005

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-845-3885. The following chart lists Trustees and Officers as of November 15, 2005.



                                                                                         NUMBER OF
                                                                                        PORTFOLIOS
                                     TERM OF                                         IN THE ADVISORS'
                       POSITION(S)  OFFICE AND                                       INNER CIRCLE FUND
    NAME, ADDRESS,      HELD WITH    LENGTH OF           PRINCIPAL OCCUPATION(S)       OVERSEEN BY       OTHER DIRECTORSHIPS
        AGE 1          THE TRUST   TIME SERVED 2           DURING PAST 5 YEARS         BOARD MEMBER    HELD BY BOARD MEMBER 3
------------------------------------------------------------------------------------------------------------------------------------

INTERESTED
BOARD MEMBERS
-------------
ROBERT A.               Chairman   (Since 1991)    Currently performs various services      38        Trustee of The Advisors' Inner
NESHER                of the Board                 on behalf of SEI Investments for which             Circle Fund II, Bishop Street
59 yrs. old            of Trustees                 Mr. Nesher is compensated. Executive               Funds, SEI Asset Allocation
                                                   Vice President of SEI Investments,                 Trust, SEI Daily Income Trust,
                                                   1986-1994. Director and Executive                  SEI Index Funds, SEI
                                                   Vice President of the Administrator                Institutional International
                                                   and the Distributor, 1981-1994.                    Trust, SEI Institutional
                                                                                                      Investments Trust, SEI
                                                                                                      Institutional Managed Trust,
                                                                                                      SEI Liquid Asset Trust, SEI
                                                                                                      Tax Exempt Trust,
                                                                                                      SEI Opportunity Master Fund,
                                                                                                      L.P., SEI Opportunity Fund,
                                                                                                      L.P., SEI Absolute Return
                                                                                                      Master Fund, L.P., SEI
                                                                                                      Absolute Return Fund, L.P.,
                                                                                                      SEIGlobal Master Fund, PLC,
                                                                                                      SEI Global Assets Fund, PLC,
                                                                                                      SEI Global Investments Fund,
                                                                                                      PLC, SEI Investments Global,
                                                                                                      Limited, SEI
                                                                                                      Investments-Global Fund
                                                                                                      Services, Limited, SEI
                                                                                                      Investments (Europe) Ltd., SEI
                                                                                                      Investments-Unit Trust
                                                                                                      Management (UK) Limited, and
                                                                                                      SEI Global Nominee Ltd.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM M.               Trustee   (Since 1992)    Self-employed consultant since 2003.     38        Director of SEI Investments
DORAN                                              Partner, Morgan, Lewis & Bockius                   Company and SEI Investments
1701 Market Street                                 LLP (law firm) from 1976-2003,                     Distribution Co., SEI
Philadelphia, PA 19103                             counsel to the Trust, SEI Investments,             Investments-Global Fund
65 yrs. old                                        the Administrator and the Distributor.             Services, Limited, SEI
                                                   Director of SEI Investments since 1974;            Investments (Europe), Limited,
                                                   Secretary of SEI Investments since 1978.           SEI Investments (Asia)
                                                                                                      Limited, SEI Asset Korea Co.,
                                                                                                      Ltd., Trustee of The Advisors'
                                                                                                      Inner Circle Fund II, SEI
                                                                                                      Investments, SEI Asset
                                                                                                      Allocation Trust, SEI Daily
                                                                                                      Income Trust, SEI Index Funds,
                                                                                                      SEI Institutional
                                                                                                      International Trust, SEI
                                                                                                      Institutional Investments
                                                                                                      Trust, SEI Institutional
                                                                                                      Managed Trust, SEI Liquid
                                                                                                      Asset Trust and SEI Tax Exempt
                                                                                                      Trust.
------------------------------------------------------------------------------------------------------------------------------------

1  Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
   Pennsylvania 19456.
2  Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3  Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934
   (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                         NUMBER OF
                                                                                        PORTFOLIOS
                                     TERM OF                                         IN THE ADVISORS'
                       POSITION(S)  OFFICE AND                                       INNER CIRCLE FUND
    NAME, ADDRESS,      HELD WITH    LENGTH OF           PRINCIPAL OCCUPATION(S)       OVERSEEN BY       OTHER DIRECTORSHIPS
        AGE 1          THE TRUST   TIME SERVED 2           DURING PAST 5 YEARS         BOARD MEMBER    HELD BY BOARD MEMBER 3
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------
JOHN T.                  Trustee   (Since 1993)    Vice Chairman of Ameritrust Texas        38        Trustee of The Advisors' Inner
COONEY                                             N.A., 1989-1992, and MTrust Corp.,                 Circle Fund II.
78 yrs. old                                        1985-1989.
------------------------------------------------------------------------------------------------------------------------------------
EUGENE B.                Trustee   (Since 1993)    Private investor from 1987 to present.   38        Trustee of The Advisors' Inner
PETERS                                             Vice President and Chief Financial                 Circle Fund II.
76 yrs. old                                        Officer, Western Company of North
                                                   America (petroleum service company),
                                                   1980-1986. President of Gene Peters
                                                   and Associates (import company),
                                                   1978-1980. President and Chief
                                                   Executive Officer of Jos. Schlitz
                                                   Brewing Company before 1978.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M.                 Trustee   (Since 1994)    Attorney, Solo Practitioner since        38        Trustee of The Advisors' Inner
STOREY                                             1994. Partner, Dechert (law firm),                 Circle Fund II, SEI Asset
74 yrs. old                                        September 1987-December 1993.                      Allocation Trust, SEI Daily
                                                                                                      Income Trust, SEI Index Funds,
                                                                                                      SEI Institutional
                                                                                                      International Trust, SEI
                                                                                                      Institutional Investments
                                                                                                      Trust, SEI Institutional
                                                                                                      Managed Trust, SEI Liquid
                                                                                                      Asset Trust, SEI Tax Exempt
                                                                                                      Trust and U.S. Charitable Gift
                                                                                                      Trust.
------------------------------------------------------------------------------------------------------------------------------------
GEORGE J.                Trustee   (Since 1999)    Chief Executive Officer, Newfound        38        Trustee, State Street
SULLIVAN, JR.                                      Consultants, Inc. since April 1997.                Navigator Securities Lending
63 yrs. old                                        General Partner, Teton Partners, L.P.,             Trust, since 1995. Trustee of
                                                   June 1991-December 1996; Chief                     The Fulcrum Trust. Trustee of
                                                   Financial Officer, Nobel Partners,                 The Advisors' Inner Circle
                                                   L.P., March 1991-December 1996;                    Fund II, SEI Asset Allocation
                                                   Treasurer and Clerk, Peak Asset                    Trust, SEI Daily Income Trust,
                                                   Management, Inc., since 1991.                      SEI Index Funds, SEI
                                                                                                      Institutional International
                                                                                                      Trust, SEI Institutional
                                                                                                      Investments Trust, SEI
                                                                                                      Institutional Managed Trust,
                                                                                                      SEI Liquid Asset Trust, SEI
                                                                                                      Tax Exempt Trust, SEI
                                                                                                      Opportunity Master Fund, L.P.,
                                                                                                      SEI Absolute Return Fund, L.P.
                                                                                                      and SEI Opportunity Fund, L.P.
------------------------------------------------------------------------------------------------------------------------------------

1  Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
   Pennsylvania 19456.
2  Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3  Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934
   (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                         NUMBER OF
                                                                                        PORTFOLIOS
                                     TERM OF                                         IN THE ADVISORS'
                       POSITION(S)  OFFICE AND                                       INNER CIRCLE FUND   OTHER DIRECTORSHIPS
    NAME, ADDRESS,      HELD WITH    LENGTH OF           PRINCIPAL OCCUPATION(S)     OVERSEEN BY BOARD       HELD BY BOARD
        AGE 1          THE TRUST   TIME SERVED 2           DURING PAST 5 YEARS         MEMBER/OFFICER      MEMBER/OFFICER 3
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
(CONTINUED)
-----------
BETTY L.                 Trustee   (Since 2005)    Self-Employed Legal and Financial        38        Trustee of The Advisors' Inner
KRIKORIAN                                          Services Consultant since 2003.                    Circle Fund II.
62 yrs. old                                        In-house Counsel, State Street
                                                   Bank Global Securities and Cash
                                                   Operations from 1995 to 2003.
------------------------------------------------------------------------------------------------------------------------------------
CHARLES E.               Trustee   (Since 2005)    Self-Employed Business Consultant,       38        Director, Crown Pacific, Inc.
CARLBOM                                            Business Project Inc. since 1997.                  and Trustee of The Advisors'
71 yrs. old                                        CEO and President, United Grocers                  Inner Circle Fund II.
                                                   Inc. from 1997 to 2000.
------------------------------------------------------------------------------------------------------------------------------------
MITCHELL A.              Trustee   (Since 2005)    Retired.                                 38        Director, Federal Agricultural
JOHNSON                                                                                               Mortgage Corporation. Trustee
63 yrs. old                                                                                           of The Advisors' Inner Circle
                                                                                                      Fund II.
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS
--------

JAMES F.                President  (Since 2003)    Senior Operations Officer, SEI           N/A                 N/A
VOLK, CPA                                          Investments, Fund Accounting and
43 yrs. old                                        Administration since 1996; Assistant
                                                   Chief Accountant for the U.S.
                                                   Securities and Exchange Commission
                                                   from 1993-1996.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL                Controller  (Since 2005)    Director, SEI Investments, Fund          N/A                 N/A
LAWSON                 and Chief                   Accounting since July 2005.
45 yrs. old         Financial Officer              Manager, SEI Investments AVP from
                                                   April 1995 to February 1998 and
                                                   November 1998 to July 2005.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM E.                Chief    (Since 2004)    Vice President and Assistant             N/A                 N/A
ZITELLI                Compliance                  Secretary of SEI Investments and
37 yrs. old              Officer                   Vice President and Assistant
                                                   Secretary of SEI Investments Global
                                                   Funds Services from 2000-2004;
                                                   Vice President, Merrill Lynch & Co.
                                                   Asset Management Group from
                                                   1998- 2000; Associate at Pepper
                                                   Hamilton LLP from 1997-1998.
------------------------------------------------------------------------------------------------------------------------------------

1  Unless otherwise noted, the business address of each Trustee or officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
   Pennsylvania 19456.
2  Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3  Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934
   (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                              NUMBER OF
                                                                                             PORTFOLIOS
                                     TERM OF                                              IN THE ADVISORS'
                       POSITION(S)  OFFICE AND                                            INNER CIRCLE FUND
    NAME, ADDRESS,      HELD WITH    LENGTH OF           PRINCIPAL OCCUPATION(S)            OVERSEEN BY        OTHER DIRECTORSHIPS
        AGE 1          THE TRUST    TIME SERVED            DURING PAST 5 YEARS                 OFFICER           HELD BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------
JAMES                Vice President (Since 2004)   Employed by SEI Investments Company           N/A                   N/A
NDIAYE                and Secretary                since 2004. Vice President, Deutsche
37 yrs. old                                        Asset Management from 2003-2004.
                                                   Associate, Morgan, Lewis & Bockius
                                                   LLP from 2000-2003. Counsel, Assistant
                                                   Vice President, ING Variable Annuities
                                                   Group from 1999-2000.
------------------------------------------------------------------------------------------------------------------------------------
TIMOTHY D.           Vice President (Since 2000)   General Counsel, Vice President and           N/A                   N/A
BARTO                 and Assistant                Secretary of SEI Investments Global
37 yrs. old             Secretary                  Funds Services since 1999; Associate,
                                                   Dechert (law firm) from 1997-1999;
                                                   Associate, Richter, Miller & Finn
                                                   (law firm) from 1994-1997.
------------------------------------------------------------------------------------------------------------------------------------
PHILIP T.            Vice President (Since 2004)   Employed by SEI Investments Company           N/A                   N/A
MASTERSON             and Assistant                since 2004. General Counsel, CITCO
41 yrs. old             Secretary                  Mutual Fund Services from 2003-2004.
                                                   Vice President and Associate Counsel,
                                                   Oppenheimer Funds from 2001-2003
                                                   and Vice President and Assistant
                                                   Counsel from 1997-2001.
------------------------------------------------------------------------------------------------------------------------------------
NICOLE                AML Officer   (Since 2005)   Assistant Vice President and AML              N/A                   N/A
WELCH                                              Compliance Officer of SEI Investments
28 yrs. old                                        since January 2005. Compliance Analyst
                                                   at TD Waterhouse from January 2004
                                                   to November 2004. Senior Compliance
                                                   Analyst at UBS Financial Services
                                                   from October 2002 to January 2004.
                                                   Knowledge Management Analyst at
                                                   PricewaterhouseCoopers Consulting
                                                   from September 2000 to October 2002.
------------------------------------------------------------------------------------------------------------------------------------

1  The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

DISCLOSURE OF FUND EXPENSES (UNAUDITED)



All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund`s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown do not apply to your specific investment.


                               Beginning       Ending                  Expenses
                                 Account       Account    Annualized     Paid
                                  Value         Value       Expense     During
                                05/01/05      10/31/05      Ratios      Period*
--------------------------------------------------------------------------------

LSV VALUE EQUITY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                  $1,000.00     $1,083.70      0.67%       $3.52

HYPOTHETICAL 5% RETURN
Class A Shares                  $1,000.00     $1,021.83      0.67%       $3.41
--------------------------------------------------------------------------------

*Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                             NOTICE TO SHAREHOLDERS
                                       OF
                              LSV VALUE EQUITY FUND
                                   (UNAUDITED)



For shareholders that do not have an October 31, 2005 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2005 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2005, the Fund is designating the following items with regard to distributions paid during the year.

                                                                       DIVIDENDS
                                                                    QUALIFYING FOR
                                                                       CORPORATE
   LONG TERM              ORDINARY                                     DIVIDENDS             QUALIFYING
 CAPITAL GAIN              INCOME                 TOTAL               RECEIVABLE              DIVIDEND
 DISTRIBUTION           DISTRIBUTIONS         DISTRIBUTIONS            DEDUCTION             INCOME (1)
 ------------           ------------          ------------           ------------           ------------
    62.16%                 37.84%                100.00%                100.00%                100.00%

(1) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief
    Reconciliation Act of 2003 and is reflected as a percentage of "Ordinary Income Distributions." It is the intention of the aforementioned Fund to designate the maximum amount permitted by the law.

    The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2005. Complete information will be computed and reported in conjunction with your 2005 Form 1099-DIV.

SHAREHOLDER VOTING RESULTS (UNAUDITED)

At a special meeting held on February 18, 2005, the shareholders of the Advisors' Inner Circle Fund voted on the proposal to elect Trustees of the Trust. The results of the voting were as follows:

                                           NUMBER OF              % OF SHARES      % OF SHARES
                                             SHARES               OUTSTANDING        PRESENT
                                        -----------------         -----------      ----------
   ROBERT A. NESHER
   Affirmative .......................  1,968,778,879.060           83.336%          99.953%
   Withheld ..........................        928,748.332            0.039%           0.047%
   Total .............................  1,969,707,627.392           83.375%             100%

   WILLIAM M. DORAN
   Affirmative .......................  1,968,769,215.571           83.335%          99.952%
   Withheld ..........................        938,411.821            0.040%           0.048%
   Total .............................  1,969,707,627.392           83.375%             100%

   JOHN T. COONEY
   Affirmative .......................  1,968,445,827.062           83.322%          99.936%
   Withheld ..........................      1,261,800.330            0.053%           0.064%
   Total .............................  1,969,707,627.392           83.375%             100%

   ROBERT A. PATTERSON
   Affirmative .......................  1,968,404,985.954           83.320%          99.934%
   Withheld ..........................      1,302,641.438            0.055%           0.066%
   Total .............................  1,969,707,627.392           83.375%             100%

   EUGENE B. PETERS
   Affirmative .......................  1,968,506,856.025           83.324%          99.939%
   Withheld ..........................      1,200,771.367            0.051%           0.061%
   Total .............................  1,969,707,627.392           83.375%             100%

   JAMES M. STOREY
   Affirmative .......................  1,968,556,832.006           83.326%          99.942%
   Withheld ..........................      1,150,795.386            0.049%           0.058%
   Total .............................  1,969,707,627.392           83.375%             100%

   GEORGE J. SULLIVAN
   Affirmative .......................  1,968,795,230.525           83.337%          99.954%
   Withheld ..........................        912,396.867            0.038%           0.046%
   Total .............................  1,969,707,627.392           83.375%             100%

   BETTY L. KRIKORIAN
   Affirmative .......................  1,968,754,119.096           83.335%          99.952%
   Withheld ..........................        953,508.296            0.040%           0.048%
   Total .............................  1,969,707,627.392           83.375%             100%

   CHARLES E. CARLBOM
   Affirmative .......................  1,968,689,813.190           83.332%          99.948%
   Withheld ..........................      1,017,814.202            0.043%           0.052%
   Total .............................  1,969,707,627.392           83.375%             100%

   MITCHELL A. JOHNSON
   Affirmative .......................  1,968,801,283.525           83.337%          99.954%
   Withheld ..........................        906,343.867            0.038%           0.046%
   Total .............................  1,969,707,627.392           83.375%             100%

                                      NOTES

                                      NOTES

================================================================================


     TRUST:
     The Advisors' Inner Circle Fund

     FUND:
     LSV Value Equity Fund

     ADVISER:
     LSV Asset Management

     DISTRIBUTOR:
     SEI Investments Distribution Co.

     ADMINISTRATOR:
     SEI Investments Global Funds Services

     LEGAL COUNSEL:
     Morgan, Lewis & Bockius LLP

     INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
     KPMG LLP






     The Fund files its complete schedule of Portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

     A description of the policies and procedures that The Advisors' Inner Circle Fund uses to determine how to vote proxies (if any) relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge (i) upon request, by calling 888-FUND-LSV and (ii) on the Commission's website at http://www.sec.gov.









LSV-AR-004-0700
================================================================================

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are George Sullivan and Robert Patterson and are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by KPMG LLP related to the Trust

KPMG LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2005                                                   2004
------------------ ----------------------------------------------------- -----------------------------------------------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were pre-         did not require                     were pre-         did not require
                                     approved          pre-approval                        approved          pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit          $340,000            N/A               N/A             $317,500            N/A               N/A
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-           N/A               N/A               N/A               N/A               N/A               N/A
        Related
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax Fees         N/A               N/A               N/A               N/A               N/A               N/A

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All              N/A               N/A               N/A               N/A               N/A               N/A
        Other
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

Fees billed by PWC LLP related to the Trust

PWC LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2005                                                   2004
------------------ ----------------------------------------------------- -----------------------------------------------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were              did not require                     were              did not require
                                     pre-approved      pre-approval                        pre-approved      pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit          $189,520            N/A               N/A             $251,280            N/A               N/A
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-           $0                $0                $0                $0            $10,780(1)        $8,500(2)
        Related
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax              N/A               N/A               N/A               N/A               N/A               N/A
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All              N/A               N/A               N/A               N/A               N/A               N/A
        Other
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

Notes:
     (1) Includes fees for: Agreed upon procedures related to the requirement to perform an independent audit pursuant to Section 352 of the USA PATRIOT Act for SEI.
     (2) Includes fees for: Review of N-14 and N-1A Filings related to merger of the Independence Small Cap Fund and the John Hancock Small Cap Fund.

  (e)(1) Not applicable.

  (e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (KPMG):


         --------------------------- ---------------- ---------------
                                           2005            2004
         --------------------------- ---------------- ---------------
         Audit-Related Fees                 0%              0%

         --------------------------- ---------------- ---------------
         Tax Fees                           0%              0%
         --------------------------- ---------------- ---------------
         All Other Fees                     0%              0%

         --------------------------- ---------------- ---------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PWC):


         --------------------------- ---------------- ---------------
                                          2005             2004
         --------------------------- ---------------- ---------------
         Audit-Related Fees                0%              44%

         --------------------------- ---------------- ---------------
         Tax Fees                          0%               0%
         --------------------------- ---------------- ---------------
         All Other Fees                    0%               0%

         --------------------------- ---------------- ---------------

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by KPMG LLP for the last two fiscal years were $0 and $0 for 2005 and 2004, respectively.

(g) The aggregate non-audit fees and services billed by PWC LLP for the last two fiscal years were $0 and $19,280 for 2005 and 2004, respectively.


(h) Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     The Advisors' Inner Circle Fund


By (Signature and Title)*                        /s/ James F. Volk
                                                 ---------------------------
                                                 James F. Volk, President

Date:  December 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                        /s/ James F. Volk
                                                 ---------------------------
                                                 James F. Volk, President

Date:  December 29, 2005


By (Signature and Title)*                        /s/ Michael Lawson
                                                 ---------------------------
                                                 Michael Lawson
                                                 Controller & CFO


Date:  December 29, 2005

* Print the name and title of each signing officer under his or her signature.